ORGANIZATION AND PLAN OF BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
NOTE 1. ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
System1, Inc., (the “Company”, f/k/a Trebia Acquisition Corp. (“Trebia)) was a blank check company incorporated as a Cayman Islands exempted company on February 11, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). On January 27,
2022

the Company consummated its Business Combination as described in Note 6.
Although the Company was not limited to a particular industry or geographic region for purposes of completing a Business Combination, the Company intended to focus on industries that complements the Sponsors’ (as defined below) and management team’s background in financial services, technology, software, data, analytics, services and related areas. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2021, the Company had not commenced any operations. All activity for the period from February 11, 2020 (inception) through December 31, 2021 relates to the Company’s formation, its initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statements for the Company’s Initial Public Offering became effective on June 16, 2020. On June 19, 2020, the Company consummated the Initial Public Offering of 51,750,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 6,750,000 Units, at $10.00 per Unit, generating gross proceeds of $517,500,000 which is described in Note
3
.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,233,334 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Trasimene Trebia, LP, an affiliate of Trasimene Capital Management, LLC, and BGPT Trebia LP, an affiliate of Bridgeport Partners LLC (collectively the “Sponsors”), generating gross proceeds of $12,350,000, which is described in Note
4
.
At December 31, 2021 and 2020, cash
of
$53,147 and $843,643,
respectively, was held outside of the Trust Account (as defined below) and is available for working capital purposes.
Following the closing of the Initial Public Offering on June 19, 2020, an amount of $517,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of
Rule 2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds were intended to be applied generally toward completing a Business Combination. The Company must have completed its initial Business Combination with one or more target businesses that together have a fair market value equal to at least
 80%
of the net assets held in the Trust Account (excluding the amount of any deferred underwriting commissions held in the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires

50
%

o
r more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act, of which the Company has satisfied this requirement within the consummated Business Combinatio
n.
The Company provided its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination in connection with a shareholder meeting called to approve the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination was made by the Company. The shareholders were entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account
(
$10.00 per share), calculated as of two
business days prior to the completion of a Business Combination. There were no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
The Company received an ordinary resolution under Cayman Islands law to approve the Business Combination, which required an affirmative vote of a majority of the shareholders who vote at a general meeting of the Company. Holders of the Company’s Founder Shares agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and waived their redemption rights with respect to any such shares in connection with a shareholder vote to approve the Business Combination. The Company did not redeem its Public Shares in an amount that would have caused its net tangible assets to be less than $5,000,001. Additionally, each public shareholder was given the option to redeem their Public Shares, without voting, and if they did vote, irrespective of whether they voted for or against a proposed Business Combination.

The Sponsors had agreed (a) to waive their redemption rights with respect to any Founder Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) did not propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem

100
%
of the Public Shares if the Company did not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company, the funds held in the Trust Account will not be released from the Trust Account until the earliest of: (1) the completion of the Business Combination; (2) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation.
The Sponsors had agreed to waive their liquidation rights with respect to the Founder Shares if the Company failed to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company did not complete a Business Combination.

Liquidity and Capital Resources
As of
December 31, 2021, the Company had
$53,147
in its operating bank accounts,
$517,500,000
in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and working capital deficit of
 $12,886,895.
Until the consummation of a Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and consummating the Business Combination.

On January 27, 2022, the date of the consummation of the Business Combination, the Company received aggregate cash consideration payable under the Business Combination Agreement of approximately $462,500,000, with an additional backstop of $200,000,000 to cover redemptions, and access to $450,000,000 in debt financing. The Company will not need to obtain additional resources to continue funding operations through twelve months from the issuance of this report.
Risks and Uncertainties
In March 2020, the World Health Organization declared the outbreak of a novel coronavirus
(COVID-19)
as a pandemic which continues to spread throughout the United States and the World. As of the date the consolidated financial statements were issued, there was considerable uncertainty around the expected duration of this pandemic. The Company has concluded that while it is reasonably possible that
COVID-19
could have a negative effect on identifying a target company for a Business Combination, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.